SEGMENT REPORTING (Schedule of Revenue and Long-Lived Assets by Geographical Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 279,332	$ 253,335	$ 234,636
Property and equipment, net	48,866	50,460	39,047
IL [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	110,102	116,186	116,391
Property and equipment, net	17,933	16,478	16,757
BR [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	98,020	90,842	89,455
Property and equipment, net	21,218	24,562	17,969
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	71,228	46,307	28,790
Property and equipment, net	$ 9,715	$ 9,420	$ 4,321